Right-of-Use Assets — Operating Leases - Schedule of Right-of-Use Assets on Operating Lease (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Right-of-Use Assets on Operating Lease [Abstract]
Leasehold properties	$ 7,125,093	$ 5,553,030	$ 5,937,734
Less: Accumulated amortization	(2,206,330)	(1,719,531)	(1,415,210)
Right-of-use assets – operating leases	$ 4,918,763	$ 3,833,499	$ 4,522,524